Subsequent Events (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		12 Months Ended
	Nov. 08, 2012	Oct. 03, 2012	Sep. 06, 2012	Jul. 16, 2012	Jul. 31, 2012 Area	Jul. 31, 2011	Apr. 30, 2012	Sep. 12, 2012	Aug. 28, 2009
Demand promissory notes, principal amount	$ 350,000	$ 100,000	$ 125,000
Debt instrument, stated interest rate	8.00%	8.00%	8.00%
Debt instrument, default interest rate	15.00%	15.00%	15.00%	15.00%
Common stock, shares authorized					2,250,000,000		2,250,000,000	2,250,000,000
Common stock, par value					$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized					100,000,000		100,000,000	5,000,000
Preferred stock, par value					$ 0.00001		$ 0.00001	$ 0.00001	$ 100
Number of acres of well and facilities given lease for consulting firm to test					320
Impairment of oil and gas assets							(16,380,166)
Missouri Properties [Member]
Impairment of oil and gas assets					15,218,209
Carrying value of oil and gas properties of remaining interest					$ 950,000